Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	June 2019
Distribution Date	07/15/19
Transaction Month	51
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$346,397.88	0.0160518	$-	-	$346,397.88
Class C Notes	$35,970,000.00	1.0000000	$27,783,792.62	0.7724157	$8,186,207.38
Total Securities	$36,316,397.88	0.0310643	$27,783,792.62	0.0237657	$8,532,605.26

Weighted Avg. Coupon (WAC)	3.23%		3.28%
Weighted Avg. Remaining Maturity (WARM)	15.37		14.82
Pool Receivables Balance	$78,428,017.79		$69,714,856.30
Remaining Number of Receivables	19,015		17,767

Adjusted Pool Balance	$77,084,643.35		$68,552,038.09

III. COLLECTIONS

Principal:
Principal Collections	$8,634,589.31
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$124,174.80
Total Principal Collections	$8,758,764.11

Interest:
Interest Collections	$209,250.51
Late Fees & Other Charges	$26,191.21
Interest on Repurchase Principal	$-
Total Interest Collections	$235,441.72

Collection Account Interest	$14,890.36
Reserve Account Interest	$5,530.36
Servicer Advances	$-

Total Collections	$9,014,626.55

1 of 3

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	June 2019
Distribution Date	07/15/19
Transaction Month	51
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$9,014,626.55
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,014,626.55

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$65,356.68	$-	$65,356.68	65,356.68
Collection Account Interest					$14,890.36
Late Fees & Other Charges					$26,191.21
Total due to Servicer					$106,438.25

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	0.00

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$580.22		$580.22	580.22

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$8,838,665.58

7. Regular Principal Distribution Amount:					8,532,605.26

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$346,397.88		$346,397.88
Class C Notes Total:		$8,186,207.38		$8,186,207.38
Total Noteholders Principal		$8,532,605.26		$8,532,605.26

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					306,060.32

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,343,374.44
Beginning Period Amount	$1,343,374.44
Current Period Amortization	$180,556.23
Ending Period Required Amount	$1,162,818.21
Ending Period Amount	$1,162,818.21
Next Distribution Date Required Amount	$1,000,421.29

2 of 3

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	June 2019
Distribution Date	07/15/19
Transaction Month	51
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	52.89%	59.47%	59.47%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.95%	17,403	96.47%	$67,251,600.59
30 - 60 Days	1.57%	279	2.69%	$1,874,954.89
61 - 90 Days	0.38%	68	0.67%	$467,776.64
91-120 Days	0.10%	17	0.17%	$120,524.18
121 + Days	0.00%	0	0.00%	$-
Total		17,767		$69,714,856.30

Delinquent Receivables 30+ Days Past Due
Current Period	2.05%	364	3.53%	$2,463,255.71
1st Preceding Collection Period	1.80%	342	3.12%	$2,446,628.91
2nd Preceding Collection Period	1.63%	329	2.89%	$2,539,424.45
3rd Preceding Collection Period	1.61%	341	2.80%	$2,733,603.16
Four-Month Average	1.77%		3.09%

Repossession in Current Period		8		$47,530.42
Repossession Inventory		44		$24,927.21

Current Charge-Offs
Gross Principal of Charge-Offs				$78,572.18
Recoveries				$(124,174.80)
Net Loss				$(45,602.62)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.70%

Average Pool Balance for Current Period				$74,071,437.05

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.74%
1st Preceding Collection Period				-0.92%
2nd Preceding Collection Period				0.14%
3rd Preceding Collection Period				-0.50%
Four-Month Average				-0.50%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		12	2,887	$41,309,163.36
Recoveries		12	2,691	$(23,986,479.82)
Net Loss				$17,322,683.54
Cumulative Net Loss as a % of Initial Pool Balance				1.40%

Net Loss for Receivables that have experienced a Net Loss *		7	2,192	$17,418,865.42
Average Net Loss for Receivables that have experienced a Net Loss				$7,946.56

Principal Balance of Extensions				$349,984.08
Number of Extensions				49

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3